Summary of significant accounting policies - Financial Information of the group's VIEs and subsidiaries of VIEs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summarized condensed financial information of the Group's VIEs and subsidiaries of VIEs
Non-current assets	¥ 266,374,000		¥ 270,444,000		$ 38,620
Current assets	708,952,000		1,247,175,000		102,789
Total assets	975,326,000		1,517,619,000		141,409
Non-current liabilities	37,103,000		42,477,000		5,380
Current liabilities	389,867,000		265,090,000		56,525
Total liabilities	426,970,000		307,567,000		61,905
Revenue	650,706,000	$ 94,344	531,950,000	¥ 424,485,000
Loss for the year	(810,630,000)	(117,530)	(502,598,000)	(3,069,043,000)
Net cash used in operating activities	(460,197,000)	(66,722)	(524,144,000)	(300,897,000)
Net cash used in from investing activities	(87,832,000)	(12,734)	(136,275,000)	(84,649,000)
Net cash generated from financing activities	71,367,000	10,347	(58,405,000)	1,744,512,000
Net increase/(decrease) in cash and cash equivalents	(476,662,000)	(69,109)	(718,824,000)	1,358,966,000
Borrowings	116,832,000		19,554,000
Repayment of loans	32,979,000	4,782	69,106,000	20,703,000
Variable Interest Entity
Summarized condensed financial information of the Group's VIEs and subsidiaries of VIEs
Non-current assets	198,809,000		189,393,000		28,825
Current assets	507,893,000		556,527,000		73,638
Total assets	706,702,000		745,920,000		102,463
Non-current liabilities	1,650,200,000		1,402,408,000		239,257
Current liabilities	512,288,000		267,888,000		74,275
Total liabilities	2,162,488,000		1,670,296,000		$ 313,532
Revenue	641,190,000	92,964	534,111,000	424,485,000
Loss for the year	(550,429,000)	(79,805)	(425,411,000)	(236,102,000)
Net cash used in operating activities	(227,234,000)	(32,947)	(405,910,000)	(196,594,000)
Net cash used in from investing activities	(79,190,000)	(11,481)	(52,699,000)	(9,223,000)
Net cash generated from financing activities	321,870,000	46,667	529,270,000	200,767,000
Net increase/(decrease) in cash and cash equivalents	15,446,000	$ 2,239	70,661,000	(5,050,000)
Borrowings	1,834,631,000		1,449,810,000
Loans advanced	394,740,000		928,600,000	499,424,000
Repayment of loans	¥ 141,507,000		¥ 282,480,000	¥ 0